Not FDIC Insured May Lose Value No Bank Guarantee
103-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 92.9%
Australia 0.8%
a
National Storage REIT ............ Specialized REITs 3,932,185 $ 5,856,485
Austria 0.5%
b
DO & CO AG ................... Commercial Services & Supplies 21,256 4,142,668
Bahamas 1.8%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 760,897 14,350,517
Belgium 1.1%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 8,528,387
Brazil 0.6%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 672,171 4,980,787
Canada 2.0%
b
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 1,909,300 7,178,918
Canaccord Genuity Group, Inc. ...... Capital Markets 1,271,000 8,613,182
15,792,100
China 1.4%
Haitian International Holdings Ltd. .... Machinery 2,001,000 4,865,353
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,177,678 6,152,842
11,018,195
Finland 1.4%
Huhtamaki OYJ .................. Containers & Packaging 288,328 10,648,454
France 0.9%
Kaufman & Broad SA ............. Household Durables 178,798 6,806,721
Germany 3.1%
Gerresheimer AG ................ Life Sciences Tools & Services 93,726 6,744,035
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 5,813,017
Rational AG .................... Machinery 14,285 11,745,583
24,302,635
Hong Kong 2.3%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 12,739,906
VTech Holdings Ltd. .............. Communications Equipment 742,200 4,932,830
17,672,736
India 1.9%
CESC Ltd. ..................... Electric Utilities 2,784,368 5,287,255
Exide Industries Ltd. .............. Automobile Components 2,076,774 9,396,442
14,683,697
Italy 8.1%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 125,055 15,411,932
c
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 4,729,614
Interpump Group SpA ............. Machinery 323,981 12,636,612
a
Sanlorenzo SpA ................. Leisure Products 272,907 9,446,168
c
Stoneweg European Real Estate
Investment Trust , Reg S .......... Diversified REITs 3,577,100 6,151,898
c
Technogym SpA , 144A , Reg S ...... Leisure Products 1,097,784 14,873,642
63,249,866
Japan 9.1%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 655,400 15,795,864

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Bunka Shutter Co. Ltd. ............ Building Products 312,700 $ 4,644,306
CKD Corp. ..................... Machinery 290,200 4,629,276
Idec Corp. ...................... Electrical Equipment 221,500 3,537,205
IDOM, Inc. ..................... Specialty Retail 860,300 6,098,432
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,935,561
Morinaga & Co. Ltd. .............. Food Products 239,100 3,957,890
Pigeon Corp. .................... Household Products 330,100 4,267,397
TechnoPro Holdings, Inc. .......... Professional Services 392,900 10,663,227
Tsumura & Co. .................. Pharmaceuticals 479,300 11,365,973
70,895,131
New Zealand 0.9%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 1,045,221 6,892,117
Poland 0.5%
b
InPost SA ...................... Air Freight & Logistics 232,824 3,826,626
Singapore 0.7%
Digital Core REIT Management Pte. Ltd. Specialized REITs 10,873,600 5,427,271
South Korea 1.7%
BNK Financial Group, Inc. .......... Banks 871,410 6,977,757
iM Financial Group Co. Ltd. ......... Banks 741,457 5,994,821
12,972,578
Sweden 2.0%
c
Dometic Group AB , 144A .......... Automobile Components 1,183,107 4,580,208
c
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 11,010,155
15,590,363
Switzerland 6.4%
Bucher Industries AG ............. Machinery 19,789 9,541,955
a
Logitech International SA .......... Technology Hardware, Storage & Peripherals 124,175 10,276,723
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 70,626 11,603,594
b
Siegfried Holding AG .............. Life Sciences Tools & Services 125,308 14,727,185
Tecan Group AG ................. Life Sciences Tools & Services 17,824 3,554,196
49,703,653
Taiwan 2.0%
Merida Industry Co. Ltd. ........... Leisure Products 1,175,000 4,577,313
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 5,580,049
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 5,062,352
15,219,714
United Kingdom 6.1%
Fevertree Drinks plc .............. Beverages 583,155 6,936,064
Greggs plc ..................... Hotels, Restaurants & Leisure 296,291 8,245,424
Man Group plc .................. Capital Markets 4,319,556 10,207,880
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 200,088 4,834,981
Persimmon plc .................. Household Durables 298,433 5,364,611
Savills plc ...................... Real Estate Management & Development 370,962 4,872,716
Vesuvius plc .................... Machinery 809,182 3,927,086
b,c
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 3,421,785
47,810,547

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 37.6%
Advanced Drainage Systems, Inc. .... Building Products 35,645 $ 3,919,524
Alamo Group, Inc. ................ Machinery 81,215 16,083,819
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 119,088 7,595,433
a,b
Freshpet, Inc. ................... Food Products 108,018 8,658,723
b
Guardian Pharmacy Services, Inc. , A .. Consumer Staples Distribution & Retail 278,704 5,900,164
b
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 565,737 7,976,892
Huntington Bancshares, Inc. ........ Banks 991,417 15,495,848
b
ICON plc ....................... Life Sciences Tools & Services 39,972 5,207,552
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 117,231 13,922,354
Janus Henderson Group plc ........ Capital Markets 333,825 12,127,862
JBT Marel Corp. ................. Machinery 104,783 12,030,136
b
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 54,890 12,224,003
b
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 9,857,028
Lancaster Colony Corp. ............ Food Products 47,843 8,008,918
Leonardo DRS, Inc. .............. Aerospace & Defense 366,116 15,486,707
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 5,780,100
b
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 7,144,546
Lithia Motors, Inc. , A .............. Specialty Retail 14,886 4,717,522
ManpowerGroup, Inc. ............. Professional Services 138,937 5,828,407
MGP Ingredients, Inc. ............. Beverages 34,578 1,017,285
a,b
Middleby Corp. (The) ............. Machinery 49,456 7,227,005
Miller Industries, Inc. .............. Machinery 213,796 9,691,373
b
NCR Atleos Corp. ................ Financial Services 254,946 6,758,618
Patrick Industries, Inc. ............. Automobile Components 144,126 12,374,658
Seacoast Banking Corp. of Florida ... Banks 222,740 5,753,374
Sealed Air Corp. ................. Containers & Packaging 122,355 3,939,831
b
SharkNinja, Inc. ................. Household Durables 48,440 4,453,089
b
Sonos, Inc. ..................... Household Durables 579,824 5,960,591
b
Texas Capital Bancshares, Inc. ...... Banks 176,282 12,637,657
a
TriMas Corp. .................... Containers & Packaging 565,191 14,904,087
TrustCo Bank Corp. .............. Banks 441,870 13,715,645
Utz Brands, Inc. ................. Food Products 138,984 1,838,758
a,b
Vita Coco Co., Inc. (The) ........... Beverages 169,345 6,026,989
Voya Financial, Inc. ............... Financial Services 135,674 9,025,034
293,289,532
Total Common Stocks (Cost $ 515,119,785 ) .....................................
723,660,780
Units
a a a a a
Limited Partnerships 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 375,765 15,011,812
Total Limited Partnerships (Cost $ 4,871,867 ) ...................................
15,011,812
Total Long Term Investments (Cost $ 519,991,652 ) ...............................
738,672,592

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 6.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.0%
Canada 5.0%
Royal Bank of Canada , 4.3% , 6/02/25 . 39,000,000 $ 39,000,000
Total Time Deposits (Cost $ 39,000,000 ) ........................................
39,000,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 1.3%
Money Market Funds 1.3%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.079% ......... 10,253,820 10,253,820
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 10,253,820 ) ................................................................
10,253,820
a a a a a
Total Short Term Investments (Cost $ 49,253,820 ) ................................
49,253,820
a a a
Total Investments (Cost $ 569,245,472 ) 101.1% ..................................
$787,926,412
Other Assets, less Liabilities (1.1) % ...........................................
(8,543,519)
Net Assets 100.0% ...........................................................
$779,382,893
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at May 31, 2025.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $56,370,896, representing 7.2% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.079% $210,176 $82,967,195 $(72,923,551) $— $— $10,253,820 10,253,820 $94,033
Total Affiliated Securities ... $210,176 $82,967,195 $(72,923,551) $— $— $10,253,820 $94,033
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 5,856,485 $ — $ 5,856,485
Austria ............................... — 4,142,668 — 4,142,668
Bahamas ............................. 14,350,517 — — 14,350,517
Belgium .............................. — 8,528,387 — 8,528,387
Brazil ................................ 4,980,787 — — 4,980,787
Canada .............................. 15,792,100 — — 15,792,100
China ............................... — 11,018,195 — 11,018,195
Finland .............................. — 10,648,454 — 10,648,454
France ............................... — 6,806,721 — 6,806,721
Germany ............................. — 24,302,635 — 24,302,635
Hong Kong ........................... — 17,672,736 — 17,672,736
India ................................ — 14,683,697 — 14,683,697
Italy ................................. — 63,249,866 — 63,249,866
Japan ............................... — 70,895,131 — 70,895,131
New Zealand .......................... — 6,892,117 — 6,892,117
Poland ............................... — 3,826,626 — 3,826,626
Singapore ............................ — 5,427,271 — 5,427,271
South Korea .......................... — 12,972,578 — 12,972,578
Sweden .............................. — 15,590,363 — 15,590,363
Switzerland ........................... 10,276,723 39,426,930 — 49,703,653
Taiwan ............................... — 15,219,714 — 15,219,714
United Kingdom ........................ 3,927,086 43,883,461 — 47,810,547
United States .......................... 293,289,532 — — 293,289,532
Limited Partnerships ...................... 15,011,812 — — 15,011,812
Short Term Investments ................... 10,253,820 39,000,000 — 49,253,820
Total Investments in Securities ........... $367,882,377 $420,044,035
a
$— $787,926,412
a
Includes foreign securities valued at $381,044,035, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.